Intangible Assets - PVIF and other intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shareholder-backed | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	$ 2,151
Demerger of UK and Europe operations	(143)
Disposals and transfers	(11)	$ (19)
Balance at the end of the period	3,170	2,151
PVIF and other intangibles | Shareholder-backed | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	2,151	2,209
Demerger of UK and Europe operations	(9)
Additions	1,179	307
Amortisation charge	(243)	(244)
Disposals and transfers	(11)	(19)
Exchange differences and other movements	103	(102)
Balance at the end of the period	3,170	2,151
PVIF and other intangibles | Shareholder-backed | Cost/Gross amount | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	3,240	3,224
Balance at the end of the period	4,337	3,240
PVIF and other intangibles | Shareholder-backed | Accumulated amortisation | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(1,089)	(1,015)
Balance at the end of the period	(1,167)	(1,089)
PVIF | Shareholder-backed | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	43
Balance at the end of the period	38	43
PVIF | PVIF and other intangibles | Shareholder-backed | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	43	49
Demerger of UK and Europe operations	(1)
Amortisation charge	(5)	(5)
Exchange differences and other movements	1	(1)
Balance at the end of the period	38	43
PVIF | PVIF and other intangibles | Shareholder-backed | Cost/Gross amount | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	295	307
Balance at the end of the period	175	295
PVIF | PVIF and other intangibles | Shareholder-backed | Accumulated amortisation | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(252)	(258)
Balance at the end of the period	(137)	(252)
Distribution rights
Present value of acquired in-force (PVIF) and other intangibles
Balance at the end of the period	3,000
Distribution rights | PVIF and other intangibles | Shareholder-backed | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	1,959	2,003
Additions	1,110	242
Amortisation charge	(196)	(190)
Exchange differences and other movements	98	(96)
Balance at the end of the period	2,971	1,959
Distribution rights | PVIF and other intangibles | Shareholder-backed | Cost/Gross amount | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	2,546	2,426
Balance at the end of the period	3,783	2,546
Distribution rights | PVIF and other intangibles | Shareholder-backed | Accumulated amortisation | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(587)	(423)
Balance at the end of the period	(812)	(587)
Distribution rights and other intangible assets | Shareholder-backed | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	2,108
Balance at the end of the period	3,132	2,108
Computer software and other intangible assets | PVIF and other intangibles | Shareholder-backed | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	149	157
Demerger of UK and Europe operations	(8)
Additions	69	65
Amortisation charge	(42)	(49)
Disposals and transfers	(11)	(19)
Exchange differences and other movements	4	(5)
Balance at the end of the period	161	149
Computer software and other intangible assets | PVIF and other intangibles | Shareholder-backed | Cost/Gross amount | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	399	491
Balance at the end of the period	379	399
Computer software and other intangible assets | PVIF and other intangibles | Shareholder-backed | Accumulated amortisation | Continuing and discontinued operations
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(250)	(334)
Balance at the end of the period	$ (218)	$ (250)